Share Capital	6 Months Ended
Apr. 30, 2025
Share Capital [Abstract]
Share Capital
6.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of April 30, 2025, 5,134,786 (October 31, 2024 - 4,265,186) common shares were issued and outstanding.

b.	On November 28, 2023, the Company effected a 1-for-30 share consolidation of its issued and outstanding common shares. All share amounts and instruments convertible into common shares prior to the date of the reverse share splits have been retroactively restated for all periods presented.

c.	Share transactions during the six months ended April 30, 2025:

(i)	During the six months ended April 30, 2025, the Company issued 559,212 common shares in respect of restricted share units (“RSUs”) that had been fully vested. The RSUs had an aggregate fair value of $733,114 at the time of issuance.

(ii)	Between December 16, 2024, and December 27, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 310,388 shares, resulting in gross proceeds of $441,577.

d.	Share transactions during the six months ended April 30, 2024:

(i)	On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services.

(ii)	During the three months ended January 31, 2024, April 2023 Warrants and September 2023 Warrants were exercised for 1,062,188 shares, resulting in gross proceeds of $3,498,032.

(iii)

On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares (“January 2024 Warrants”) and (iii) 1,500,000 unregistered common warrants (“Warrants”) to purchase 1,500,000 Common Shares. The January 2024 Warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The Warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These Warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised.

(iv)	On February 19, 2024, 44 common shares with a fair value of $68 were issued to providers of investor services in payment of services.

(v)	During the three months ended April 30, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 131,914 shares, for gross proceeds of $157,918.

(vi)	On April 3, 2024, 9,000 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $11,935 at the time of issuance.